Creditors: amounts falling due within one year	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Accounts Payable and Accrued Liabilities, Current [Abstract]
Creditors: amounts falling due within one year
14.	Creditors: amounts falling due within one year

	30 Sep 22	31 Dec 21
	£	£
Subordinated shareholder loan	39,767,149	—
Bank loans and overdrafts	10,373,499	10,323,187
Deferred consideration payable on acquisition	—	179,122
Trade creditors	4,380,595	2,175,401
Amounts owed to undertakings in which the company has a participating interest	827,158	749,005
Accruals and deferred income	19,579,527	23,950,275
Corporation tax	1,597,124	452,484
Social security and other taxes	2,578,099	1,001,918
Liability for cash-settled share-based payments	10,761,130	—
Obligations under finance leases and hire purchase contracts	—	127,174
Other creditors	1,814,169	1,945,286

	91,678,450	40,903,852

The shareholder loans attract interest at 25% and are repayable on 7th January 2023. There is an option to convert the shareholder loan to shares in the Group at an option price based on the Group’s latest valuation.

16.	Creditors: amounts falling due within one year

	2021	2020
	£	£
Bank loans and overdrafts	10,323,187	68,394
Deferred consideration payable on acquisition	179,122	877,492
Trade creditors	2,175,401	1,827,030
Amounts owed to the Group’s associates and joint ventures	749,005	219,998
Accruals and deferred income	23,950,275	9,598,521
Corporation tax	452,484	811,054
Social security and other taxes	1,001,918	1,705,021
Obligations under finance leases and hire purchase contracts	127,174	240,336
Other creditors	1,945,286	1,319,322

	40,903,852	16,667,168

Refer to note 18 for further details of the deferred consideration payable on acquisition.
The bank loan as at 31 December 2021, accrues interest at LIBOR plus

4.75
% (2020 and 2019: LIBOR plus 4.75%). It is due for repayment at the maturity date in August 2022. The undrawn portion of the
facility

(£4.75m at the period end) attracts interest at 1.9%. The interest rate switched to a risk free benchmark (SONIA) on the cessation date for LIBOR which occurred on 31 December 2021. Accrued interest is payable monthly in arrears.